Stock Based Compensation (Notes)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

(14) Stock-based compensation

Our Board of Directors granted 912,790 stock options, 19,335 deferred stock units and 6,740 restricted stock units during the three months ended June 30, 2018 under our Omnibus Equity Incentive Plan. We recognized stock-based compensation expense of $0.2 million in the six months ended June 30, 2018. As of June 30, 2018, unrecognized compensation cost related to non-vested stock options, deferred stock units and restricted stock units represents $5.5 million, which will be recognized over the remaining weighted average life of 3 years.

Stock options

	Number of shares	Weighted- average Exercise Price

Outstanding unvested as of January 1, 2018	—	—
Granted	912,790	15.36
Forfeited	(11,070)	15.00

Outstanding unvested as of June 30, 2018	901,720	15.36

Deferred stock units

	Number of shares	Weighted- average grant date fair value

Outstanding unvested as of January 1, 2018	—	—
Granted	19,335	13.20

Outstanding unvested as of June 30, 2018	19,335	13.20

Restricted stock units

	Number of shares	Weighted- average grant date fair value

Outstanding unvested as of January 1, 2018	—	—
Granted	6,740	14.02

Outstanding unvested as of June 30, 2018	6,740	14.02